Eaton Vance
Minnesota Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.1%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.8%
Minnesota Rural Water Finance Authority, Inc., 4.375%, 4/1/25	$2,000	$ 2,000,520
		$ 2,000,520
Education — 9.3%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/53	$5,000	$ 5,321,600
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/28	1,010	1,015,353
Minnesota Higher Education Facilities Authority, (St. Olaf College):
4.00%, 10/1/50	1,500	1,415,340
5.00%, 12/1/29	1,615	1,644,070
Minnesota Higher Education Facilities Authority, (University of St. Thomas):
4.125%, 10/1/53	2,000	1,910,420
5.00%, 10/1/49	1,500	1,582,260
Green Bonds, 5.00%, 10/1/52	2,000	2,075,480
St. Paul Housing and Redevelopment Authority, MN, (Hmong College Prep Academy), 5.00%, 9/1/43	1,200	1,208,964
University of Minnesota:
5.00%, 4/1/38	2,000	2,133,140
5.00%, 9/1/39	1,500	1,557,000
5.00%, 9/1/40	1,000	1,036,490
5.00%, 11/1/42	2,000	2,145,260
		$ 23,045,377
Electric Utilities — 9.0%
Chaska, MN, Electric System Revenue, 5.00%, 10/1/30	$550	$ 559,036
Hutchinson, MN, Public Utility Revenue, 5.00%, 12/1/26	350	350,438
Minnesota Municipal Power Agency:
4.00%, 10/1/41	3,415	3,385,392
5.00%, 10/1/33	250	250,835
5.00%, 10/1/34	250	250,835
5.00%, 10/1/35	200	200,668
5.00%, 10/1/47	3,210	3,260,140
Northern Municipal Power Agency, MN:
5.00%, 1/1/26	375	382,556
5.00%, 1/1/27	640	665,478
Rochester, MN, Electric Utility Revenue, 5.00%, 12/1/42	3,660	3,749,670
Southern Minnesota Municipal Power Agency, 5.00%, 1/1/46	1,500	1,516,500
St. Paul Housing and Redevelopment Authority, MN, (District Energy), 4.00%, 10/1/31	885	897,408
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
St. Paul Port Authority, MN, District Energy Revenue:
Series 2017-3, 4.00%, 10/1/42	$1,250	$ 1,163,050
Series 2017-4, (AMT), 4.00%, 10/1/40	1,000	899,900
Series 2021-2, (AMT), 4.00%, 10/1/40	1,100	989,890
Western Minnesota Municipal Power Agency:
5.00%, 1/1/27	750	784,680
5.00%, 1/1/29	1,000	1,086,600
5.00%, 1/1/30	750	827,355
5.00%, 1/1/36	900	915,579
		$ 22,136,010
General Obligations — 36.0%
Apple Valley, MN:
4.00%, 12/15/44	$2,000	$ 1,957,780
5.00%, 12/15/39	1,380	1,532,807
5.00%, 12/15/40	935	1,037,308
Brooklyn Center Independent School District No. 286, MN, 4.00%, 2/1/40	2,000	2,013,460
Cass Lake-Bena Independent School District No. 115, MN, 4.00%, 2/1/38	1,400	1,421,294
Centennial Independent School District No. 12, MN, 0.00%, 2/1/35	350	233,345
Cloquet Independent School District No. 94, MN, 5.00%, 2/1/30	1,000	1,004,350
Duluth, MN, 5.00%, 2/1/32	1,000	1,021,940
Edgerton Independent School District No. 581, MN, 4.00%, 2/1/41	1,030	1,031,267
Forest Lake Independent School District No. 831, MN, 4.00%, 2/1/40	2,220	2,252,989
GFW Independent School District No. 2365, MN, 4.125%, 2/1/52	2,250	2,217,150
Hawley Independent School District No. 150, MN, 4.25%, 2/1/46	2,250	2,259,877
Hennepin County, MN:
5.00%, 12/1/38	1,915	2,151,886
5.00%, 12/1/43	3,000	3,314,490
(SPA: TD Bank, N.A.), 3.18%, 12/1/38(1)	640	640,000
Jordan Independent School District No. 717, MN, 4.00%, 2/1/42	1,300	1,306,539
Maple River Independent School District No. 2135, MN:
4.00%, 2/1/45	1,200	1,180,968
4.00%, 2/1/50	1,500	1,435,380
Martin County West Independent School District No. 2448, MN:
4.00%, 2/1/45	1,500	1,466,640
5.00%, 2/1/41	1,500	1,665,600

Eaton Vance
Minnesota Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Minneapolis Special School District No. 1, MN, 4.00%, 2/1/37	$1,255	$ 1,283,175
Minneapolis, MN:
3.00%, 12/1/43	4,870	4,166,382
5.00%, 12/1/40	4,170	4,598,301
Minneapolis-St. Paul Metropolitan Council, MN:
4.00%, 3/1/43	2,000	2,002,380
4.00%, 3/1/44	3,000	3,032,970
Minnesota:
4.00%, 9/1/41	2,000	2,029,280
5.00%, 8/1/38	1,135	1,273,095
5.00%, 8/1/40	1,500	1,620,495
5.00%, 8/1/42	2,820	3,145,005
Oakdale, MN, 4.00%, 2/1/49(2)	1,980	1,950,775
Puerto Rico, 5.625%, 7/1/29	1,500	1,614,525
Ramsey County, MN, 4.00%, 2/1/43	2,940	2,968,048
Rice County, MN, 4.00%, 2/1/52	3,000	2,891,070
Robbinsdale Independent School District No. 281, MN, 4.375%, 2/1/41	1,680	1,742,563
Rosemount, MN:
4.00%, 2/1/44	2,480	2,476,702
4.00%, 2/1/48	1,885	1,838,818
Rosemount-Apple Valley-Eagan Independent School District No. 196, MN, 4.00%, 2/1/44	3,000	2,936,850
Round Lake-Brewster Independent School District No. 2907, MN, 4.00%, 2/1/46	2,680	2,617,931
Sartell-St. Stephen Independent School District No. 748, MN:
0.00%, 2/1/32	1,350	993,870
0.00%, 2/1/37	1,500	852,975
South Washington County Independent School District No. 833, MN, 4.00%, 2/1/44	3,000	2,913,600
St. Francis, MN:
4.00%, 2/1/47	920	893,734
4.125%, 2/1/53	795	771,881
St. Peter Independent School District No. 508, MN:
4.00%, 2/1/45	500	485,360
5.00%, 2/1/41	1,240	1,326,552
Stillwater Independent School District No. 834, 4.00%, 2/1/43	2,500	2,513,225
Washington County, MN, 5.00%, 2/1/42	1,940	2,150,141
Watertown-Mayer Independent School District No. 111, MN, 0.00%, 2/1/36	1,000	605,100
		$ 88,839,873
Security	Principal Amount (000's omitted)	Value
Hospital — 16.6%
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group):
4.25%, 2/15/43	$3,635	$ 3,570,806
5.00%, 2/15/37	1,200	1,238,940
5.00%, 2/15/48	3,000	3,038,580
Duluth Economic Development Authority, MN, (St. Luke's Hospital of Duluth Obligated Group):
4.00%, 6/15/34	520	535,231
5.25%, 6/15/52	2,000	2,148,020
Minneapolis, MN, (Allina Health System):
4.00%, 11/15/37	3,250	3,272,295
5.00% to 11/15/28 (Put Date), 11/15/52	2,000	2,127,520
Minneapolis, MN, (Fairview Health Services), 5.00%, 11/15/34	1,400	1,409,744
Minnesota Agricultural and Economic Development Board, (HealthPartners Obligated Group):
4.00%, 1/1/49	2,000	1,920,960
5.25%, 1/1/54	2,500	2,689,350
Rochester, MN, (Mayo Clinic):
4.00%, 11/15/48	5,000	4,854,400
5.00%, 11/15/57	2,500	2,667,075
St. Cloud, MN, (CentraCare Health System):
4.00%, 5/1/50	3,500	3,350,340
5.00%, 5/1/54	4,500	4,754,520
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/31	500	514,885
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group):
5.00%, 7/1/29	2,000	2,016,880
5.00%, 7/1/33	1,000	1,006,920
		$ 41,116,466
Housing — 3.5%
Dakota County Community Development Agency, MN, (Heart of the City Apartments), (FNMA), 4.20%, 5/1/43	$1,800	$ 1,762,758
Minnesota Housing Finance Agency:
2.15%, 7/1/45	900	585,135
(FHLMC), (FNMA), (GNMA), 2.40%, 1/1/35	605	500,184
(FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	285	257,990
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.45%, 7/1/38	1,000	1,014,310
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.50%, 7/1/43	2,000	2,008,040
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 7/1/53	975	1,048,174

Eaton Vance
Minnesota Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), (SPA: Royal Bank of Canada), 3.24%, 7/1/41(1)	$1,500	$ 1,500,000
		$ 8,676,591
Insured - Electric Utilities — 3.2%
Northern Municipal Power Agency, MN:
(AGM), 5.00%, 1/1/28	$475	$ 504,284
(AGM), 5.00%, 1/1/29	1,025	1,102,059
(AGM), 5.00%, 1/1/31	575	632,512
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,137,016
Sauk Centre Public Utilities Commission, Electric Revenue, MN, (AGM), 4.50%, 12/1/53	505	506,167
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	4,000	3,972,880
		$ 7,854,918
Insured - General Obligations — 0.2%
Alexandria Lake Area Sanitation District, MN, (AGM), 4.125%, 2/1/43	$500	$ 494,465
		$ 494,465
Insured - Hospital — 0.8%
Minneapolis, MN, (Fairview Health Services), (AGM), 5.00%, 11/15/44	$2,000	$ 2,012,860
		$ 2,012,860
Lease Revenue/Certificates of Participation — 2.5%
Anoka-Hennepin Independent School District No. 11, MN, 5.00%, 2/1/34	$1,000	$ 1,000,880
Minnesota, 5.00%, 3/1/27	3,000	3,154,680
Minnesota Housing Finance Agency, 4.00%, 8/1/39	2,055	2,061,144
		$ 6,216,704
Other Revenue — 1.6%
Minnesota Municipal Gas Agency:
(Liq: Royal Bank of Canada), 4.00% to 12/1/27 (Put Date), 12/1/52	$2,000	$ 2,020,100
(Liq: Royal Bank of Canada), 4.229%, (67% of SOFR + 1.00%), 12/1/52(3)	2,000	2,007,360
		$ 4,027,460
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 2.3%
Apple Valley, MN, (PHS Apple Valley Senior Housing, Inc.):
4.50%, 9/1/53	$940	$ 861,867
5.00%, 9/1/43	1,000	1,001,380
North Oaks, MN, (Waverly Gardens):
4.00%, 10/1/25	1,600	1,605,248
4.00%, 10/1/26	1,680	1,689,812
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/44	595	556,307
		$ 5,714,614
Special Tax Revenue — 3.8%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$200	$ 199,694
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,000	3,006,870
St. Paul, MN, Sales and Use Tax Revenue, (Neighborhood and Economic Development):
5.00%, 11/1/39	1,000	1,117,930
5.00%, 11/1/40	2,010	2,233,210
5.00%, 11/1/41	2,500	2,755,025
		$ 9,312,729
Student Loan — 2.2%
Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue, (AMT), 4.00%, 11/1/42	$5,680	$ 5,439,566
		$ 5,439,566
Transportation — 4.1%
Minneapolis-St. Paul Metropolitan Airports Commission, MN:
5.00%, 1/1/52	$2,000	$ 2,128,200
(AMT), 5.00%, 1/1/25	750	751,215
(AMT), 5.00%, 1/1/49	2,000	2,034,920
(AMT), 5.25%, 1/1/44	3,200	3,434,240
(AMT), 5.25%, 1/1/47	1,750	1,841,630
		$ 10,190,205
Water and Sewer — 1.2%
St. Paul, MN, Water Revenue, 4.00%, 12/1/47	$3,000	$ 3,020,250
		$ 3,020,250
Total Tax-Exempt Municipal Obligations (identified cost $240,320,979)		$240,098,608

Eaton Vance
Minnesota Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.0%
Municipal Tax-Exempt Commercial Paper — 1.0%
Security	Principal Amount (000's omitted)	Value
Hennepin County, MN, 3.18%, 12/10/24	$2,500	2,499,958
Total Municipal Tax-Exempt Commercial Paper (identified cost $2,500,000)		$ 2,499,958
Total Short-Term Investments (identified cost $2,500,000)		$ 2,499,958
Total Investments — 98.1% (identified cost $242,820,979)		$242,598,566
Other Assets, Less Liabilities — 1.9%		$ 4,602,864
Net Assets — 100.0%		$247,201,430
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2024.
(2)	When-issued security.
(3)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2024.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2024, the aggregate value of these securities is $199,694 or 0.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2024, 4.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.1% to 2.2% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at October 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Minnesota Municipal Income Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

At October 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$240,098,608	$ —	$240,098,608
Short-Term Investments:
Municipal Tax-Exempt Commercial Paper	—	2,499,958	—	2,499,958
Total Investments	$ —	$242,598,566	$ —	$242,598,566
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.